Taxes - Summary of Consolidated Provision for US Federal State and Foreign Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Current:
U.S. federal	$ 13,147	$ 38	$ (14,052)
State	3,446	1,055	4,421
Foreign	20,022	24,245	28,533
Current tax provision (benefit)	36,615	25,338	18,902
Deferred:
U.S. federal	(114,727)	(8,510)	94
State	(24,262)	(9,589)	(2,835)
Foreign	(12,005)	2,534	1,301
Deferred tax provision (benefit)	(150,994)	(15,565)	(1,440)
Total tax (benefit) provision	$ (114,379)	$ 9,773	$ 17,462